Note 15 - Mezzanine Equity and Stockholders' Equity (Details Textual) - USD ($)											1 Months Ended			2 Months Ended	3 Months Ended					5 Months Ended	6 Months Ended			12 Months Ended
	Jun. 11, 2025	Apr. 29, 2025	Mar. 18, 2025	Jan. 24, 2025	Jul. 26, 2024	Jul. 19, 2024	Jul. 18, 2024	Apr. 03, 2024	Apr. 02, 2024	Apr. 24, 2023	Jun. 30, 2025	May 31, 2025	Jul. 31, 2024	Aug. 19, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	May 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 01, 2025	May 30, 2025	Apr. 30, 2025	Apr. 04, 2025
Preferred Stock, Par or Stated Value Per Share (in dollars per share)											$ 0.001				$ 0.001						$ 0.001	$ 0.001		$ 0.001	$ 0.001
Proceeds from Issuance of Private Placement																								$ 4,120,000	$ 0
Preferred Stock, Shares Authorized (in shares)											4,970,680				4,970,680						4,970,680	4,975,680		4,975,680	5,000,000
Deemed Dividends, Preferred Stock																								$ 1,413,000
Deemed Dividends, Warrants															$ 9,000			$ (0)			$ 9,000		$ (0)
Proceeds from Warrant Exercises																					327,000		0	0	$ 843,000
Proceeds from Issuance or Sale of Equity										$ 10,800,000
Proceeds from Issuance or Sale of Equity, Gross										$ 12,400,000
Conversion of Stock, Amount Converted																								946,000
Gain (Loss) on Extinguishment of Debt															74,000			0			52,000		14,520,000	14,437,000	0
Stock Issued During Period, Value, Conversion of Convertible Securities															$ 4,823,000	$ 2,863,000			$ 280,000					0
Payments of Stock Issuance Costs																					$ (0)		68,000	$ 68,000	$ (0)
Common Stock, Par or Stated Value Per Share (in dollars per share)											$ 0.001				$ 0.001						$ 0.001	$ 0.001		$ 0.001	$ 0.001
Proceeds from Issuance of Common Stock																								$ 1,366,000	$ 755,000
Preferred Stock, Redemption Premium, Percentage																						20.00%		20.00%
Preferred Stock, Value, Issued											$ 0				$ 0						$ 0	$ 0		$ 0	0
ELOC Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)																					800,000			200,000
Agreement, Maximum Equity Value to be Issued																		$ 35,000,000					$ 35,000,000
Proceeds from Issuance of Common Stock																					$ 2,400,000			$ 9,000,000
July 2024 Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)											$ 1.1		$ 205.5		$ 1.1			$ 1.9714			$ 1.1		$ 1.9714
Deemed Dividends, Warrants											$ 400,000
Stock Issued During Period, Shares, Exercise of Warrants (in shares)															32,714						80,513
Proceeds from Warrant Exercises																					$ 300,000
Warrants and Rights Outstanding													$ 10,800,000									300,000		$ 300,000
July 2024 First Purchase Agreement Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)							68,813
Class of Warrant or Right, Issued During Period (in shares)													18,182
Proceeds from (Repurchase of) Equity													$ 3,400,000
Warrants and Rights Outstanding																	$ 2,600,000
Proceeds from Issuance of Warrants													$ 2,600,000
July 2024 First Purchase Agreement Warrants [Member] | Chief Executive Officer [Member]
Class of Warrant or Right, Issued During Period (in shares)							80
July 2024 First Purchase Agreement Warrants [Member] | Chief Managerial Officer [Member]
Class of Warrant or Right, Issued During Period (in shares)							53
July 2024 Second Purchase Agreement Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)					$ 5,348
Class of Warrant or Right, Issued During Period (in shares)													5,348
Proceeds from Issuance of Warrants													$ 700,000
July 2024 Second Purchase Agreement Warrants [Member] | Placement Agent Fees and Expenses [Member]
Class of Warrant or Right, Issued During Period (in shares)					160
Conversion of Series C Preferred Stock Into Common Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)											$ 1,000				$ 1,000						$ 1,000
Conversion of Stock, Shares Converted (in shares)															2,260						10,781			4,219
Conversion of Stock, Shares Issued (in shares)												4,382,192			5,009,113						8,054,644			52,719
Conversion of Stock, Amount Issued																					$ 7,686,000		$ 0
Conversion of Stock, Amount Converted															$ 57,000						105,000			$ 57,000
Adjustments to Additional Paid in Capital, Fair Value															$ 1,400,000						$ 3.3
Common Stock, Par or Stated Value Per Share (in dollars per share)											0.001				$ 0.001						$ 0.001
Gain (Loss) on Conversion of Stock															$ 0						$ 0			0
First Private Placement to June and July Notes [Member] | July 2024 First Purchase Agreement [Member]
Class of Warrant or Right, Exchanged During Period																						4,125		4,125
First Private Placement to Senior Convertible Notes [Member] | July 2024 First Purchase Agreement [Member]
Class of Warrant or Right, Exchanged During Period													8,891
First Private Placement to Series B [Member] | July 2024 First Purchase Agreement [Member]
Class of Warrant or Right, Exchanged During Period																						37,614		$ 37,614
Senior Secured Notes [Member]
Debt Instrument, Redeemable from Aggregate Gross Proceeds, Percent																													40.00%
April 2025 Convertible Senior Secured Notes [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)																													$ 1.1
Long-Term Debt, Gross																													$ 312,500
Senior Convertible Notes With First PIPE [Member]
Long-Term Debt, Gross													1,200,000
Gain (Loss) on Extinguishment of Debt													(100,000)									(100,000)
Senior Convertible Notes With First PIPE [Member] | Embedded Derivative Financial Instruments [Member]
Derivative Liability													300,000
June and July Notes [Member]
Gain (Loss) on Extinguishment of Debt													0									0
July 2024 First Purchase Agreement [Member]
Proceeds from Issuance of Private Placement							$ 12,900,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)							$ 205.5
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)							68,813
Noncash Proceeds from Issuance of Private Placement							$ 9,500,000
July 2024 First Purchase Agreement [Member] | First Private Placement to June and July Notes [Member]
Class of Warrant or Right, Exchanged During Period													4,125
July 2024 First Purchase Agreement [Member] | First Private Placement to Series B [Member]
Class of Warrant or Right, Exchanged During Period													437,614
July 2024 First Purchase Agreement [Member] | Subsequent Event [Member]
Preferred Stock, Convertible, Conversion Price (in dollars per share)														$ 0.3
First PIPE [Member] | Chief Executive Officer [Member]
Proceeds from Issuance or Sale of Equity							15,000
First PIPE [Member] | Chief Managerial Officer [Member]
Proceeds from Issuance or Sale of Equity							$ 10,000
July 2024 Second Purchase Agreement [Member]
Proceeds from Issuance of Private Placement					$ 1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)					$ 5,348
Proceeds from (Repurchase of) Equity													3,400,000
Proceeds from Issuance or Sale of Equity, Gross													1,000,000
First and Second Private Placement [Member]
Payments of Stock Issuance Costs													1,200,000									1,200,000
First and Second Private Placement [Member] | July 2024 First Purchase Agreement Placement Agent [Member]
Payments of Stock Issuance Costs													200,000
First and Second Private Placement [Member] | First and Second Purchase Agreement Placement Agent [Member]
Payments of Stock Issuance Costs																						200,000
First and Second Private Placement [Member] | July 2024 Warrants [Member]
Payments of Stock Issuance Costs													$ 1,100,000									$ 1,100,000
ELOC Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)															700,000									200,000
Proceeds from Issuance or Sale of Equity																					$ 2,403,000		0	$ 8,791,000	$ 0
Agreement, Maximum Equity Value to be Issued																		$ 35,000,000					35,000,000
Stock Issued During Period, Value, New Issues, Percentage of Total Proceeds																					30.00%			30.00%
ELOC Purchase Agreement [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues (in shares)														16,800,000
Proceeds from Issuance of Common Stock														$ 10,100,000
Stock Issued During Period, Value, New Issues, Percentage of Total Proceeds			30.00%
ATM Program [Member]
Stock Issued During Period, Shares, New Issues (in shares)																			2,862					2,862
Proceeds from Issuance of Common Stock																			$ 1,400,000		$ 0		1,367,000	$ 1,400,000
Series D Preferred Stock, Mezzanine Equity [Member]
Proceeds from Issuance of Private Placement																					2,813,000		0
Preferred Stock, Shares Authorized (in shares)																												5,000
Preferred Stock, Convertible, Conversion Price (in dollars per share)																												$ 1.368
Preferred Stock, Stated Value Per Share (in dollars per share)																												$ 1,000
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)																												731
Preferred Stock, Dividend Rate, Percentage		10.00%
Preferred Stock Dividend Rate Triggering Event Percentage		18.00%
Deemed Dividends, Preferred Stock															$ 74,000
Series D Preferred Stock, Mezzanine Equity [Member] | Subsequent Event [Member]
Preferred Stock, Convertible, Conversion Price (in dollars per share)																										$ 0.3
Series D Preferred Stock, Mezzanine Equity [Member] | Minimum [Member]
Preferred Stock, Convertible, Conversion Price (in dollars per share)																												$ 0.274
Series D Preferred Stock, Mezzanine Equity [Member] | Securities Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)		3,125																		563
Preferred Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.001
Proceeds from Issuance of Private Placement		$ 2,500,000																		$ 450,000
Series C Preferred Stock Mezzanine Equity [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.001
Preferred Stock, Convertible, Conversion Price (in dollars per share)												$ 0.45								$ 0.45							$ 1.1
Deemed Dividends, Preferred Stock												$ 1,700,000			4,084,000	782,000
Stock Redeemed or Called During Period, Value																$ 373,000
Series C Preferred Stock Mezzanine Equity [Member] | Stock Holder One [Member]
Conversion of Stock, Shares Converted (in shares)	710
Conversion of Stock, Percent of Shares Converted	65.00%
Series C Preferred Stock Mezzanine Equity [Member] | Stock Holder Two [Member]
Conversion of Stock, Shares Converted (in shares)	1,262
Conversion of Stock, Percent of Shares Converted	100.00%
Series C Preferred Stock Mezzanine Equity [Member] | Minimum [Member]
Conversion of Stock, Percent of Position to Convert												30.00%								30.00%
Series C Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)				$ 0.001		$ 1,000							$ 1,000									$ 1,000		$ 1,000
Preferred Stock, Convertible, Conversion Price (in dollars per share)				$ 8.04		$ 187
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)						5
Preferred Stock, Dividend Rate, Percentage						10.00%
Preferred Stock Dividend Rate Triggering Event Percentage						18.00%
Deemed Dividends, Preferred Stock															$ 1,700,000						$ 4,867,000		$ 0
Stock Issuance Agreement, Shares Authorized (in shares)						18,820
Dividends, Preferred Stock, Cash																								$ 600,000
Stock Redeemed or Called During Period, Value																								$ 1,551,000
Series C Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Warrant or Right, Issued During Period (in shares)							80
Series C Preferred Stock [Member] | Conversion of Series C Preferred Stock Into Common Stock [Member]
Conversion of Stock, Shares Converted (in shares)				1,895
Conversion of Stock, Shares Issued (in shares)				235,846
Series C Preferred Stock [Member] | Subsequent Event [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)				$ 0.001
Preferred Stock, Convertible, Conversion Price (in dollars per share)				$ 8.04										$ 0.3
Series C Preferred Stock [Member] | Subsequent Event [Member] | Conversion of Series C Preferred Stock Into Common Stock [Member]
Conversion of Stock, Shares Converted (in shares)				1,895
Conversion of Stock, Shares Issued (in shares)				235,846
Series C Preferred Stock [Member] | Minimum [Member]
Preferred Stock, Convertible, Conversion Price (in dollars per share)						$ 64	$ 64
Series C Preferred Stock [Member] | July 2024 First Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)							16,099						4,255				4,255
Preferred Stock, Par or Stated Value Per Share (in dollars per share)							$ 0.001
Series C Preferred Stock [Member] | July 2024 First Purchase Agreement [Member] | July 2024 First Purchase Agreement Placement Agent [Member]
Stock Issued During Period, Shares, New Issues (in shares)							161
Class of Warrant or Right, Issued During Period (in shares)							1,258
Series C Preferred Stock [Member] | July 2024 First Purchase Agreement [Member] | First Private Placement to June and July Notes [Member]
Conversion of Stock, Shares Issued (in shares)													966									966
Conversion of Stock, Amount Issued													$ 800,000									$ 800,000
Conversion of Stock, Amount Converted													$ 1,600,000									$ 1,600,000
Series C Preferred Stock [Member] | July 2024 First Purchase Agreement [Member] | First Private Placement to Senior Convertible Notes [Member]
Conversion of Stock, Shares Issued (in shares)													2,080									2,080
Series C Preferred Stock [Member] | July 2024 First Purchase Agreement [Member] | First Private Placement to Series B [Member]
Conversion of Stock, Shares Issued (in shares)													8,798				8,798
Series C Preferred Stock [Member] | First PIPE [Member] | Chief Executive Officer [Member]
Stock Issued During Period, Shares, New Issues (in shares)							19
Series C Preferred Stock [Member] | First PIPE [Member] | Chief Managerial Officer [Member]
Stock Issued During Period, Shares, New Issues (in shares)							13
Series C Preferred Stock [Member] | July 2024 Second Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)					1,250								1,250
Proceeds from Issuance of Preferred Stock and Preference Stock													$ 300,000
Series C Preferred Stock [Member] | July 2024 Second Purchase Agreement [Member] | Placement Agent Fees and Expenses [Member]
Stock Issued During Period, Shares, New Issues (in shares)					30
Series C Preferred Stock [Member] | July 2024 Second Purchase Agreement [Member] | First Private Placement to June and July Notes [Member]
Conversion of Stock, Amount Issued													0.8
Series C Preferred Stock [Member] | First and Second Private Placement [Member]
Payments of Stock Issuance Costs													$ 1,400,000									$ 1,400,000
Series C Preferred Stock [Member] | First and Second Private Placement [Member] | First and Second Purchase Agreement Placement Agent [Member]
Stock Issued During Period, Shares, New Issues (in shares)													191									191
Class of Warrant or Right, Issued During Period (in shares)													1,418									1,418
Payments of Stock Issuance Costs													$ 300,000									$ 300,000
Series C Preferred Stock [Member] | ELOC Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)																					402
Preferred Stock, Par or Stated Value Per Share (in dollars per share)											$ 1,000				$ 1,000						$ 1,000	$ 1,000		$ 1,000
Preferred Stock, Redemption Premium, Percentage											20.00%				20.00%						20.00%	20.00%		20.00%
Stock Redeemed or Called During Period, Value, Net																					$ 600,000			$ 2,500,000
Dividends, Preferred Stock, Cash																					100,000			600,000
Stock Redeemed or Called During Period, Value																					$ 0.5			1,900,000
July 2024 Second Purchase Agreement Warrants [Member]
Class of Warrant or Right, Issued During Period (in shares)													5,348
Proceeds from Issuance or Sale of Equity, Gross													$ 1,000,000
Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)									5,500
Preferred Stock, Par or Stated Value Per Share (in dollars per share)								$ 1,000	$ 0.001
Preferred Stock, Convertible, Conversion Price (in dollars per share)								$ 324.27
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)								3
Preferred Stock, Dividend Rate, Percentage								10.00%
Stock Issuance Agreement, Shares Authorized (in shares)								5,500
Stock Issued During Period, Shares, Conversion of Convertible Securities (in shares)													5,500									5,500
Stock Issued During Period, Value, Conversion of Convertible Securities													$ 6,900,000									$ 6,900,000		6,900,000
Adjustments to Additional Paid in Capital, Fair Value																								$ 7,000,000
Payments of Stock Issuance Costs								$ 68,000
Preferred Stock, Value, Issued								7,000,000
Stock Issuance Agreement, Amount Authorized								$ 5,500,000
Series B Preferred Stock [Member] | Minimum [Member]
Preferred Stock, Convertible, Conversion Price (in dollars per share)								$ 64.89
Series B Preferred Stock [Member] | July 2024 First Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)							5,500